Pacer US Large Cap Cash Cows Growth Leaders ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 8.8%
Activision Blizzard, Inc.	192	$14,702
Alphabet, Inc. - Class A (a)	116	11,465
Cable One, Inc.	8	6,319
Electronic Arts, Inc.	108	13,897
Facebook, Inc. - Class A (a)	52	7,746
Madison Square Garden Co.	108	19,639
Nexstar Media Group, Inc.	136	27,849
Pinterest, Inc. - Class A (a)	1,692	44,483
The Trade Desk Inc. - Class A (a)	336	17,035
TripAdvisor, Inc. (a)	480	11,184
ZoomInfo Technologies, Inc. (a)	256	7,227
		181,546
Consumer Discretionary - 4.7%
Airbnb, Inc. - Class A (a)	104	11,555
Booking Holdings, Inc. (a)	8	19,473
Choice Hotels International, Inc.	128	15,730
Expedia Group, Inc. (a)	96	10,973
McDonald's Corp.	92	24,601
Wyndham Hotels & Resorts, Inc.	176	13,642
		95,974

Consumer Staples - 2.3%
Altria Group, Inc.	228	10,269
Olaplex Holdings, Inc. (a)	732	4,619
Philip Morris International, Inc.	136	14,177
The Coca-Cola Co.	288	17,660
		46,725
Energy - 12.9%
Antero Midstream Corp.	1,916	20,884
Antero Resources Corp. (a)	308	8,883
APA Corp.	380	16,845
Cabot Oil & Gas Corp.	352	8,811
Cheniere Energy, Inc.	236	36,058
ConocoPhillips	216	26,324
Diamondback Energy, Inc.	112	16,365
DT Midstream, Inc.	356	19,459
Marathon Oil Corp.	548	15,054
Occidental Petroleum Corp.	272	17,623
Pioneer Natural Resources Co.	44	10,135
Texas Pacific Land Corp.	28	55,884
The Williams Cos., Inc.	400	12,896
		265,221
Health Care - 27.0%
AbbVie, Inc.	160	23,640
Amgen, Inc.	96	24,230
Biogen, Inc. (a)	204	59,344
Bio-Rad Laboratories, Inc. - Class A (a)	20	9,349
Bio-Techne Corp.	156	12,427
Bristol-Myers Squibb Co.	288	20,923
Danaher Corp.	76	20,093
Doximity, Inc. - Class A (a)	452	15,942
Gilead Sciences, Inc.	528	44,320
Hologic, Inc. (a)	252	20,505
Horizon Therapeutics PLC (a)	264	28,966
Jazz Pharmaceuticals PLC (a)	140	21,932
Maravai LifeSciences Holdings, Inc. (a)	368	5,395
Merck & Co., Inc.	312	33,512
Moderna, Inc. (a)	192	33,804
Pfizer, Inc.	284	12,542
Premier, Inc.	352	11,743
QIAGEN NV (a)	488	23,912
QuidelOrtho Corp. (a)	140	11,985
Regeneron Pharmaceuticals, Inc. (a)	36	27,305
United Therapeutics Corp. (a)	128	33,686
Veeva Systems, Inc. - Class A (a)	160	27,288
Vertex Pharmaceuticals, Inc. (a)	100	32,310
		555,153
Industrials - 2.8%
CSX Corp.	640	19,789
Union Pacific Corp.	80	16,335
Verisk Analytics, Inc.	120	21,815
		57,939
Information Technology - 39.3%
Adobe, Inc. (a)	28	10,370
Akamai Technologies, Inc. (a)	152	13,520
Analog Devices, Inc.	120	20,576
ANSYS, Inc. (a)	64	17,047
Apple, Inc.	120	17,315
Atlassian Corp. - Class A (a)	56	9,051
Autodesk, Inc. (a)	80	17,213
Bentley Systems, Inc. - Class B	760	29,678
Broadcom, Inc.	28	16,380
Cadence Design System, Inc. (a)	160	29,253
Cisco Systems, Inc.	536	26,087
Crowdstrike Holdings, Inc. - Class A (a)	64	6,778
Datadog, Inc. - Class A (a)	120	8,977
Dropbox, Inc. - Class A (a)	1,236	28,712
Dynatrace, Inc. (a)	528	20,291
Enphase Energy, Inc. (a)	228	50,475
Fair Isaac Corp. (a)	96	63,931
FleetCor Technologies, Inc. (a)	48	10,023
Fortinet, Inc. (a)	232	12,143
Gen Digital, Inc.	600	13,806
Intuit, Inc.	40	16,907
KLA Corp.	64	25,119
Lattice Semiconductor Corp. (a)	712	53,962
MasterCard, Inc. - Class A	48	17,789
Microchip Technology, Inc.	332	25,770
Microsoft Corp.	56	13,877
Palo Alto Networks, Inc. (a)	112	17,768
Paychex, Inc.	144	16,684
Pure Storage, Inc. (a)	1,248	36,117
ServiceNow, Inc. (a)	28	12,744
Synopsys, Inc. (a)	68	24,055
Texas Instruments, Inc.	112	19,848
VeriSign, Inc. (a)	148	32,271
Visa, Inc. - Class A	92	21,179
VMware, Inc. (a)	120	14,696
WEX, Inc. (a)	104	19,237
Zoom Video Communications, Inc. - Class A (a)	100	7,500
Zscaler, Inc. (a)	88	10,926
		808,075
Materials - 2.1%
CF Industries Holdings, Inc.	248	21,005
Eagle Materials, Inc.	160	23,373
		44,378
TOTAL COMMON STOCKS (Cost $2,017,937)		2,055,011
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 3.300% (b)	$2,469	2,469
TOTAL SHORT-TERM INVESTMENTS (Cost $2,469)		2,469

Total Investments (Cost $2,020,406) - 100.0%		2,057,480
Other Assets in Excess of Liabilities - 0.0% (c)		398
TOTAL NET ASSETS - 100.0%		$2,057,878

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2023.
(c)	Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 2,055,011	$ -	$ -	$ -	$ 2,055,011
Short-Term Investments	2,469	-	-	-	2,469
Total Investments in Securities	$ 2,057,480	$ -	$ -	$ -	$ 2,057,480

^ See Schedule of Investments for sector breakouts.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.